Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Statement of Cash Flows
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2019	2018
Accounts receivable	(73)	11
Due from related parties	(160)	(2)
Other assets	(11)	2
Accounts payable	7	2
Accrued liabilities	38	17
Due to related parties	213	(68)
Accrued interest	8	(3)
Long-term accounts payable and other liabilities	—	(7)
Post-retirement and post-employment benefit liability	33	25
	55	(23)
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the Consolidated Statements of Cash Flows for the years ended December 31, 2019 and 2018. The reconciling items include net change in accruals and capitalized depreciation.

Year ended December 31, 2019 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,551)	(116)	(1,667)
Reconciling items	38	1	39
Cash outflow for capital expenditures	(1,513)	(115)	(1,628)

Year ended December 31, 2018 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,454)	(121)	(1,575)
Reconciling items	36	1	37
Cash outflow for capital expenditures	(1,418)	(120)	(1,538)
Supplementary Information

Year ended December 31 (millions of dollars)	2019	2018
Net interest paid	494	519
Income taxes paid	21	17